Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
1.	Description of Business
Grove Collaborative, Inc. (the “Company” or “Grove”), which was incorporated in Delaware and converted to a Delaware public benefit corporation in March 2021, is a digital-first, sustainability-oriented consumer products innovator specializing in the development and sale of household, personal care, beauty and other consumer products with an environmental focus. In the United States, the Company sells its products through two channels: a direct-to-consumer
(“DTC”) platform at www.grove.co and the Company’s mobile applications, where the Company sells products from Grove-owned brands (“Grove Brands”) and third-parties, and the retail channel into which the Company sell products from Grove-owned brands at wholesale. The Company develops and sells natural products that are free from the harmful chemicals identified in the Company’s “anti-ingredient” list and designs form factors and product packaging that reduces plastic waste and improves the environmental impact of the categories in which the Company operates. The Company also purchases environmental offsets that have made it the first plastic neutral retailer in the world, and we plan to become 100% plastic-free by 2025.
On March 31, 2022, the Company entered into an Amended and Restated Agreement and Plan of Merger with VGAC II, Treehouse Merger Sub, Inc., a Delaware corporation and wholly owned direct subsidiary of VGAC II (“VGAC II Merger Sub I”) and Treehouse Merger Sub II, LLC, a Delaware limited liability company and wholly owned direct subsidiary of VGAC II (“VGAC II Merger Sub II”) (amending and restating the Merger Agreement that was originally entered into on December 7, 2021) whereby the Company will merge with and into VGAC II Merger Sub I (the “Initial Merger”), with the Company surviving the Initial Merger as a wholly owned direct subsidiary of New Grove and, after giving effect to the Initial Merger, continuing as a wholly-owned subsidiary of New Grove (the “Initial Surviving Corporation”), and (ii) immediately following the Initial Merger, and as part of the same overall transaction as the Initial Merger, the Initial Surviving Corporation will merge with and into VGAC II Merger Sub II (the “Final Merger” and, together with the Initial Merger, the “Mergers”), with VGAC II Merger Sub II as the surviving company in the Final Merger and, after giving effect to the Final Merger, continuing as a wholly-owned subsidiary of New Grove.
On March 31, 2022, concurrent with the execution of the Amended and Restated Merger Agreement, the Company entered into a subscription agreement (the “Backstop Subscription Agreement”) with VGAC II and Corvina Holdings Limited (the “Backstop Investor”), an affiliate of VGAC II, and sold 2,350,427 shares of common stock for aggregate proceeds of $27.5 million to the Backstop Investor (the “Backstop Tranche 1 Shares”) (See Note 8, Backstop Funding Agreement and Contingently Redeemable Convertible Common Stock).

1.	Description of Business
Grove Collaborative, Inc. (the “Company” or “Grove”), which was incorporated in Delaware and converted to a Delaware public benefit corporation in March 2021, is a digital-first, sustainability-oriented consumer products innovator specializing in the development and sale of household, personal care, beauty and other consumer products with an environmental focus. In the United States, the Company sells its products through two channels: a direct-to-consumer
(“DTC”) platform at www.grove.co and the Company’s mobile applications, where the Company sells products from Grove-owned brands (“Grove Brands”) and third-parties, and the retail channel into which we sell products from Grove-owned brands at wholesale. The Company develops and sells natural products that are free from the harmful chemicals identified in the Company’s “anti-ingredient” list and we design form factors and product packaging that reduces plastic waste and improves the environmental impact of the categories in which we operate. The Company also purchases environmental offsets that have made it the first plastic neutral retailer in the world, and we plan to become 100% plastic-free by 2025.
On December 7, 2021, the Company entered into an Agreement and Plan of Merger with Virgin Group Acquisition Corp. II, a Cayman Islands exempted company (“VGAC II”), a special purpose acquisition company and Treehouse Merger Sub, Inc., a Delaware corporation and wholly owned direct subsidiary of VGAC II (“VGAC II Merger Sub”) whereby VGAC II Merger Sub will merge with and into Grove, with Grove surviving the merger as a wholly owned direct subsidiary of New Grove (the “Merger”). Upon closing of the proposed Merger, VGAC II will become a Delaware public benefit corporation, be renamed Grove Collaborative Holdings, Inc. and will be listed on the New York Stock Exchange under the ticker symbol “GROV”. The proposed transaction, which has been approved by the Boards of Directors of the Company and VGAC II, is subject to approval by VGAC II stockholders, satisfaction of the conditions stated in the merger agreement, and other customary closing conditions.